Statutory Information	12 Months Ended
Dec. 31, 2023
Insurance [Abstract]
STATUTORY INFORMATION
8. STATUTORY INFORMATION
The Company prepares an Annual Statement on the basis of statutory accounting principles (“SAP”) prescribed or permitted by the New York State Department of Commerce. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.
The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 3) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 4) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 5) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) certain assets are not admitted for purposes of determining surplus under SAP; 7) methodologies used to determine the amounts of deferred taxes are different under SAP than under GAAP; 8) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP, and SAP allows net presentation of insurance reserves and reinsurance recoverables; and 9) deferred gains on the sale through reinsurance are recognized as a surplus under SAP and as a liability under GAAP.
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Stockholder's Equity
	2023	2022	2021	2023	2022
Based on SAP	$(1.0)	$(0.1)	$1.1	$10.8	$11.8
Policy and claim reserves	1.1	—	—	1.1	—
Investment valuation difference	—	—	(0.1)	(0.7)	(1.0)
Current income taxes	(0.2)	—	—	(0.2)	—
Deferred taxes	(0.2)	0.5	—	0.3	0.4
Deferred gain on disposal of businesses and gains on disposal of businesses	—	—	0.1	(0.4)	(0.6)
Other differences	0.5	(1.0)	0.1	1.2	1.2
Based on GAAP	$0.2	$(0.6)	$1.2	$12.1	$11.8
Insurance enterprises are required by state insurance departments to adhere to minimum risk based capital ("RBC") requirements developed by the NAIC. As of December 31, 2023, the Company exceeded minimum RBC requirements.
The payment of dividends to the Parent are restricted as to the amount by state regulatory requirements. No dividends were declared or paid during the year ended December 31, 2023. The Company declared and paid ordinary cash dividends of $1.1 million during the year ended December 31, 2022. The company declared and paid extraordinary cash and invested assets dividends of $0.6 million and $28.3 million, respectively, during the year ended December 31, 2022. A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer’s surplus as regards to policyholders on December 31 of the preceding year, or the net gain from operations, or exceeds 30 percent of its surplus to policyholders. Without specific approval from the New York Department of Financial Services, dividends may only be paid out of earned surplus. The Company, under state regulatory requirements, is not able to dividend to the Parent in 2024 without permission from the New York Department of Financial Services. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.